ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Introduction

        Bona International Film Group Limited ("Bona International") was incorporated in British Virgin Islands ("BVI") on December 13, 2006. Bona International, together with its subsidiaries, variable interest entities (the "VIEs") and VIEs' subsidiaries, are engaged in film related activities and a talent agency business in the People's Republic of China (the "PRC").

        Bona Film Group Limited (the "Company") was established in the Cayman Islands in July 2010, which became the holding company of Bona International upon the completion of a 16 to 1 share exchange on November 10, 2010 with the existing shareholders of Bona International for all shares of equivalent classes. The Company together with its VIEs and subsidiaries are referred to as the "Group".

Subsidiaries, VIEs and VIEs' subsidiaries

        As of December 31, 2013, the Company's subsidiaries, VIEs and VIEs' subsidiaries included the following entities:

	Date of incorporation/acquisition	Place of incorporation	Percentage of legal ownership
Subsidiaries:
Bona International Film Group Limited ("Bona International")	December 13, 2006	BVI	100%
Alpha Speed Limited	July 1, 2011	BVI	100%
Beijing Bona New World Media Technology Co., Ltd. ("Bona New World")	June 7, 2007	PRC	100%
Bona Entertainment Co., Ltd. ("Bona Entertainment")	July 1, 2008	Hong Kong	100%
Distribution Workshop (BVI) Ltd. ("Distribution Workshop BVI")	June 29, 2007	BVI	51%
Distribution Workshop (HK) Ltd. ("Distribution Workshop HK")	May 31, 2007	Hong Kong	51%
Bona Productions Co., Ltd. ("Bona Production")	July 21, 2010	Hong Kong	100%
Film Investments Limited	October 29, 2012	Hong Kong	100%
DW2 Limited	October 29, 2012	Hong Kong	100%
VIEs:
Beijing Baichuan Film Distribution Co., Ltd. ("Baichuan") (previously named "Beijing PolyBona Film Distribution Co., Ltd.")	November 18, 2003	PRC	0%
Bona Film Group Co., Ltd. (PRC) ("Bona Film") (previously named "Beijing Bona Film and Culture Communication Co., Ltd.")	August 1, 2003	PRC	0%
Beijing Bona Advertising Co., Ltd. ("Bona Advertising")	April 28, 2005	PRC	0%
Cinema Popular Limited ("Cinema Popular")	October 15, 2008	Hong Kong	50%
VIEs' subsidiaries:
Beijing Bona International Cineplex Investment and Management Co., Ltd. ("Beijing Bona Cineplex")	November 14, 2005	PRC	0%
Shanghai Bona Yinxing Cinema Development Co., Ltd. ("Shanghai Cinema")	March 5, 2008	PRC	0%
Beijing Bona Xingyi Culture Agency Co., Ltd. ("Bona Xingyi") (previously named "Beijing Bona Yinglong Culture Agency Co., Ltd.")	June 25, 2008	PRC	0%
Zhejiang Bona Film and Television Production Co., Ltd. ("Zhejiang Bona")	December 5, 2008	PRC	0%
Beijing Bona Youtang Cineplex Management Co., Ltd. ("Bona Youtang")	April 13, 2009	PRC	0%
Shijiazhuang Bona Cinema Investment Management Co., Ltd. ("Shijiazhuang Cinema")	August 27, 2009	PRC	0%
Shenzhen Bona Shidai Cinema Investment Management Co., Ltd. ("Shenzhen Cinema")	December 11, 2009	PRC	0%
Xi'an Huitong Bona Film Culture Media Co., Ltd. ("Xi'an Huitong")	October 18, 2010	PRC	0%
Beijing Bona Starlight Cineplex Management Co., Ltd. ("Bona Starlight")	July 1, 2011	PRC	0%
Beijing Bona Shunjing Cineplex Management Co., Ltd. ("Shunjing Cinema")	July 1, 2011	PRC	0%
Beijing Bona Huixin Cineplex Management Co., Ltd. ("Huixin Cinema")	July 1, 2011	PRC	0%
Tianjin Bona Jinkang Cineplex Management Co., Ltd. ("Jinkang Cinema")	July 1, 2011	PRC	0%
Chongqing Bona Yuexin Cineplex Management Co., Ltd. ("Yuexin Cinema")	July 1, 2011	PRC	0%
Changsha Mango Bona Cineplex Management Co., Ltd. ("Mango Cinema")	July 1, 2011	PRC	0%
Beijing Bona Jingpin Cineplex Management Co., Ltd. ("Jingpin Cinema")	November 8, 2011	PRC	0%
Beijing Bona Tianshi Cineplex Management Co., Ltd. ("Tianshi Cinema")	November 29, 2011	PRC	0%
Dongguan Bona Dongsheng Cineplex Investment Co., Ltd. ("Dongsheng Cinema")	December 1, 2011	PRC	0%
Tianjin Nongken Bona Film Investment Co., Ltd. ("Tianjin Nongken")	April 20, 2012	PRC	0%
Shanghai Bona Zhongyuan Management and Consulting Co., Ltd. ("Shanghai Zhongyuan")	May 24, 2012	PRC	0%
Suzhou Bona Lifeng Cineplex Management Co., Ltd. ("Suzhou Lifeng")	June 27, 2012	PRC	0%
Tianjin Bona Culture Media Co., Ltd. ("Bona Tianjin")	July 18, 2012	PRC	0%
Fenghua Bona Cineplex Management Co., Ltd. ("Fenghua Bona")	August 17, 2012	PRC	0%
Bona Guoqiang Tianjin Film and Culture Media Co., Ltd. ("Bona Guoqiang")	March 6, 2013	PRC	0%
Tianjin Bona Jinyu Capital Management Co., Ltd. ("Tianjin Jinyu)	September 17, 2013	PRC	0%
Zibo Bona Cineplex Management Co., Ltd. ("Zibo Cinema")	November 19, 2013	PRC	0%

The VIE arrangements

        The Group operates its businesses in the PRC through its affiliated entities due to the PRC regulations that restrict foreign investments in the film, television program, movie theaters, talent agency and advertising industries (the "Restricted Business"). As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly the Company is not allowed to directly own and operate the Restricted Business in the PRC.

        The Company therefore conducts substantially all of its Restricted Business in the PRC through contractual arrangements with its VIEs and VIEs' subsidiaries. The VIEs and VIEs' subsidiaries hold the requisite license and permits necessary to conduct the Restricted Business in the PRC. In addition, the VIEs and VIEs' subsidiaries hold leases and other assets necessary to operate the Restricted Business in the PRC and generate substantially all of the Company's revenue in the PRC. The Group has three affiliated consolidated entities that operate its businesses in the PRC, each of which is an entity duly formed under PRC law.

        These affiliated consolidated entities were established in the years set forth below:

Year of establishment	PRC affiliated entities	Principal activities
2003	Beijing Baichuan Film Distribution Co., Ltd.	Films distribution
2003	Bona Film Group Co., Ltd. (PRC)	Movie theater business, talent agency services and television production
2005	Beijing Bona Advertising Co., Ltd.	Film related advertising sales

        To provide the Company the power to control and the ability to receive substantially all of the expected residual returns of the VIEs, Bona New World entered into a series of contractual arrangements with the VIEs and their shareholders.

  •
  Agreements that transfer economic benefits to Bona New World

    Exclusive Technology and Consulting Service Agreements

    Under these agreements between Bona New World and each of the VIEs, Bona New World provides film investment consulting and technical services, operations management and marketing strategy consulting services to the VIEs. As consideration for these services, the VIEs pay Bona New World a service fee no less than 100% of its profit before tax. The Exclusive Technology and Consulting Service Agreements will be automatically renewed at the discretion of Bona New World and remain effective until the dissolution of either Bona New World or the VIEs.

    Equity Pledge Agreements

    The shareholders of the VIEs pledged all of their respective equity interests in the VIEs to Bona New World under Equity Pledge Agreements to secure their obligation under their respective exclusive technology and consulting service agreement with Bona New World. If the VIEs breach its contractual obligations under that agreement, Bona New World, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The nominee shareholders of the VIEs agree that, without prior written consent of Bona New World, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice Bona New World's interest. During the term of the Equity Pledge Agreements, Bona New World is entitled to receive all income in cash or otherwise generated from the pledged equity interests, such as all dividends paid on the pledged equity interests. The Equity Pledge Agreements remain effective until the VIEs are no longer liable under the Exclusive Technology and Consulting Service Agreements.

  •
  Agreements that provide Bona New World with effective control

    Voting Trust and Equity Purchase Option Agreements

    The shareholders of the VIEs also entered into Voting Trust and Equity Purchase Option Agreements with Bona New World under which their voting rights and rights to appoint all directors and senior management personnel have been transferred to Bona New World. In addition, when permitted by PRC laws, each of them is granted to Bona New World or its designee irrevocable options to purchase all of their respective equity interests in the VIEs. The purchase price for the entire equity interest is the minimum price permitted by applicable PRC laws, rules and regulations, except that the purchase price for the equity interest held by Mr. Dong Yu in Bona Film shall be equal to the principal of the loan outstanding under the loan agreement described below, unless otherwise required by applicable PRC laws, rules and regulations. The Voting Trust and Equity Purchase Option Agreements remain effective until the termination of the corresponding Exclusive Technology and Consulting Service Agreements.

    Loan Agreement

    In 2011, Bona New World entered into a loan agreement with the Group's CEO, Mr. Dong Yu, to provide an interest-free loan of RMB 10 million solely for the purpose of increasing capital contributions to Bona Film. The loan has a term of 10 years and may be extended upon mutual written consent of the parties. Any proceeds generated from the transfer of equity interests held by Mr. Dong Yu in Bona Film to the Group shall be used to repay the loan and the loan can only be repaid using such proceeds. The Loan Agreement contains a number of covenants that restrict the actions that Mr. Dong Yu may take or cause the Bona Film to take. For example, Mr. Dong Yu (i) shall not transfer, sell, mortgage, dispose of, or encumber his equity interest in Bona Film except in accordance with the Equity Pledge Agreements discussed above, (ii) without Bona New World's prior written consent, shall not take actions or omissions that may have a material impact on the assets, business and liabilities of Bona Film, (iii) shall cause the shareholders' meeting and/or the board of directors of Bona Film not to approve the merger or consolidation of Bona Film with any person, or any acquisition or investment in any person, without Bona New World's prior written consent, and (iv) shall appoint any director candidates nominated by Bona New World.

    As a result of these contractual arrangements, Bona New World has (1) the power to direct the activities of the VIEs that most significantly impact the VIEs' economic performance and (2) the right to receive economic benefits from the VIEs, and accordingly, the Company has consolidated the financial results of the VIEs and its subsidiaries in the consolidated financial statements for all the periods presented.

    In concluding that the Company is the primary beneficiary of the VIEs, the Company believes that the voting trust is valid, binding and enforceable under existing PRC laws and regulations and enable the Company, through Bona New World, to vote on all matters requiring shareholder approval for the VIEs. In addition, the Company believes that the equity purchase option right provides the Company, through Bona New World, with a substantive kick-out right. More specifically, the terms of the equity purchase option is exercisable and enforceable under current PRC laws and regulations, and the minimum amount of consideration permitted by the applicable PRC laws to exercise such purchase option does not represent a financial barrier or disincentive for the Company, through Bona New World, to exercise such purchase option. The Company's rights under the Voting Trust and Equity Purchase Option Agreements provide the Company with control over the shareholders of the VIEs and thus provide the Company with the power to direct the activities that most significantly impact on the VIEs' economic performance.

Cinema Popular

        In October 2008, Bona Entertainment entered an agreement with Hurry Up Limited, a Hong Kong based company engaged in film production, to set up Cinema Popular Limited ("Cinema Popular") in Hong Kong to invest in films and hold copyright of films (the "Joint-venture Agreement"). Bona Entertainment and Hurry Up Limited each owns 50% of the equity interest in Cinema Popular.

        Through its control of the board of directors of Cinema Popular, Bona Entertainment controls Cinema Popular. As Bona Entertainment controls Cinema Popular and absorbs all of the expected losses of Cinema Popular, Bona Entertainment is the primary beneficiary of Cinema Popular and therefore has consolidated Cinema Popular.

Risks in relation to the VIEs' structure

        The Company believes that Bona New World's contractual arrangements with the VIEs and its shareholders are in compliance with existing PRC laws and regulations and are valid, binding and enforceable and will not result in any violation of PRC laws or regulations currently in effect. The shareholders of the VIEs are also shareholders of the Company, and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, substantial uncertainties exist regarding the interpretation of current and future PRC laws or regulations and the PRC regulations authorities may take a contrary view. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws or regulations, the regulations authorities may exercise their discretion and:

  1)
  revoke the business and operating licenses of the Company's PRC subsidiary or VIEs;

  2)
  restrict the rights to collect revenue from any of the Company's PRC subsidiary or VIEs;

  3)
  discontinue or restrict the operations of any related-party transactions among the Company's PRC subsidiary or VIEs;

  4)
  require the Company's PRC subsidiary or VIEs to restructure the relevant ownership structure or operations;

  5)
  take other regulatory or enforcement actions, including levying fines that could be harmful to the Group's business; or

  6)
  impose additional conditions or requirements with which the Group may not be able to comply.

        The imposition of any of these penalties may result in a material adverse effect on the Group's ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and their subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial results of the VIEs.

        The Company's ability to control the VIEs depends on the right Bona New World has under the Voting Trust and Equity Purchase Option Agreements to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes this power of attorney is valid, building and enforceable under existing PRC laws and regulations but may not be as effective as direct equity ownership.

        In addition, Mr. Dong Yu is the major nominee shareholder of Bona Film, and is also a beneficial owner of the Company. The interests of Mr. Dong Yu as the major nominee shareholder of Bona Film may differ from the interests of the Company as a whole, the Company cannot assure that when conflicts of interest arise, Mr. Dong Yu will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest Mr. Dong Yu may encounter in his capacity as the major nominee shareholder of Bona Film, on the one hand, and as a beneficial owner and director of the Company, on the other hand. The Company believes Mr. Dong Yu will not act contrary to any of the contractual arrangements and the exclusive option agreement provides the Company with a mechanism to remove Mr. Dong Yu as the major nominee shareholder of Bona Film should he act to the detriment of the Company. The Company relies on Mr. Dong Yu, as a director and executive officer of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Dong Yu, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

        The following consolidated information of the VIEs and their subsidiaries was included in the accompanying consolidated financial statements with intercompany balances eliminated:

	December 31,
	2012	2013
Cash and cash equivalents	14,691,945	27,091,577
Accounts receivable, net	37,626,422	36,318,401
Prepaid expense and other current assets	14,626,701	12,146,627
Total current assets	73,351,336	108,069,565
Distribution rights	491,723	2,570,478
Production costs	53,248,207	92,283,331
Property and equipment, net	60,147,104	63,646,468

Total non-current assets	150,879,449	195,821,392

Total assets	224,230,785	303,890,957

Total current liabilities	92,841,657	147,508,123

Total non-current liabilities	8,279,476	18,572,097

Total liabilities	101,121,133	166,080,220

	Years ended December 31,
	2011	2012	2013
Net revenue	116,911,572	132,455,191	141,890,433

Net income	18,046,991	5,358,332	13,388,183

	Years ended December 31,
	2011	2012	2013
Net cash provided by operating activities	33,427,159	17,747,686	13,432,495
Net cash used in investing activities	(17,137,921)	(22,238,836)	(61,140,040)
Net cash (used in) provided by financing activities	(12,406,973)	13,263,501	60,107,177

        There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and which can only be used to settle the VIEs' obligations. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.